Salaries	12 Months Ended
Dec. 31, 2018
Salaries [Abstract]
Salaries

Note 27 - Salaries

	Year ended December 31
	2016	2017	2018
	NIS	NIS	NIS

salaries and incidentals	2,546	2,579	2,574

Less – salaries recognized in investments in property, plant and equipment and in intangible assets	529	571	579

	2,017	2,008	1,995